Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.00% Notes due 2031
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.98181
Maximum Aggregate Offering Price	$ 294,543,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,676.39
Offering Note	Calculated pursuant to Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, this "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registrant's Registration Statement on Form N-2 (SEC File No. 333-289495) filed on August 11, 2025.